COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 15. COMMITMENTS AND CONTINGENT LIABILITIES

Effective March 15, 2022, iOx entered into a Master Services Agreement (the “MSA”) with Parexel International (IRE) Limited (“Parexel”) under which Parexel agreed to act as clinical service provider (CRO) pursuant to a work order (“Work Order”) effective June 1, 2022. Pursuant to such Work Order, Parexel will operate a Phase 2 trial of IMM60 and pembrolizumab in advanced melanoma and non-small lung cancer. The MSA provides for a five-year term, and the Work Order provides for a term to be ended upon the completion of the services required. The budget provides for service fees and pass-through expenses and clinical sites totaling $11.5 million. During Fiscal 2023, the Company executed two change orders resulting in a $0.6 million increase in the overall estimated budgeted costs.

On March 1, 2023, Tarus entered into a clinical service agreement with Fortrea Inc. (formerly Labcorp Drug Development Inc.), a third-party CRO. The term of the agreement is through the earlier of August 14, 2025 or the completion of provision of services and the payment of contractual obligations. The budgeted costs for the services to be provided is approximately $12.1 million.

Stimunity Convertible Note

On July 13, 2022, the Company entered into a commitment with Stimunity to provide Stimunity with €600,000 under the Stimunity Convertible Note, with a maturity date of September 1, 2023, which was funded by the Company on September 12, 2022. The Stimunity Convertible Note provided for simple interest at 7% per annum. The Stimunity Convertible Note was to be automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. Also, the Company was entitled, in certain circumstances, to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Also, if Stimunity completed a financing with a new category of shares (other than Common Shares or Series A shares of Stimunity) for the Minimum Raise, the Company had the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. Stimunity did not close a financing prior to the Maturity Date. The Company has not exercised its conversion rights to date. The Company is currently in discussions with Stimunity with respect to a restructuring of its overall interest in Stimunity. There can be no assurance that such negotiations will be successful, or that Stimunity will be successful in securing additional financing. The Company has evaluated the current financial markets, and the underlying assets of Stimunity and determined that the carrying value of its investment in Stimunity and the Convertible Note approximate the fair value at September 30, 2023. See Note 6, “Investment in Associate and Convertible Note Receivable,” for a further discussion.

Committed Purchase Agreement

On July 6, 2022 (the “Signing Date”), the Company entered into the Committed Purchase Agreement with Lincoln, pursuant to which the Company may require Lincoln to purchase ordinary shares having an aggregate value of up to $30 million over a period of 36 months. Pursuant to the Committed Purchase Agreement, Lincoln will be obligated to purchase the Company’s ordinary shares in three different scenarios that are based on various market criteria and share amounts.

Upon execution of the Committed Purchase Agreement, the Company issued to Lincoln 94,508 ordinary shares, representing a 3% commitment fee valued at $0.9 million. The Company has the right to terminate the Committed Purchase Agreement for any reason, effective upon one business day prior written notice to Lincoln. Lincoln has no right to terminate the Committed Purchase Agreement. The Company is accounting for the commitment fee as a deferred commitment fee on the condensed consolidated interim statements of financial position as of September 30, 2023 and March 31, 2023 and will amortize it pro-rata against equity sold under the Committed Purchase Agreement. Any unamortized balance will be written-off to operations at the expiration of the commitment. The unamortized balance of the deferred commitment fee was $0.839 million as of each of September 30, 2023 and March 31, 2023.

The Committed Purchase Agreement does not impose any financial or business covenants on the Company and there are no limitations on the use of proceeds received by the Company from Lincoln. The Company may raise capital from other sources in its sole discretion; provided, however, that the Company shall not enter into any similar agreement for the issuance of variable priced equity-like securities until the three-year anniversary of the Signing Date, excluding, however, an at-the-market transaction with a registered broker-dealer.

In connection with the Committed Purchase Agreement, the Company and Lincoln entered into a Registration Rights Agreement, dated July 6, 2022 (the “Registration Rights Agreement”). Pursuant to the Registration Rights Agreement, the Company agreed to file with the SEC the prospectus supplement to the Company’s shelf registration statement pursuant to Rule 424(b) for the purpose of registering for resale the ordinary shares to be issued to Lincoln under the Committed Purchase Agreement. The prospectus supplement was filed on August 19, 2022.

Access to the Committed Purchase Agreement with Lincoln is generally limited based on, among other things, the Company’s Nasdaq trading volume. Furthermore, under the Baby Shelf Rule, the amount of funds the Company can raise through primary public offerings of securities in any 12-month period using its registration statement on Form F-3 is limited to one-third of the aggregate market value of the ordinary shares held by the Company’s non-affiliates, which limitation may change over time based on the Company’s stock price, number of ordinary shares outstanding and the percentage of ordinary shares held by non-affiliates. The Company is therefore limited by the Baby Shelf Rule as of the filing of this Form 6-K, until such time as its non-affiliate public float exceeds $75 million.

The Company is obligated under the Merger Agreement and the iOx Share Exchange Agreement to pay certain third party earnouts based on the achievement of certain milestones. See Note 9, “Acquisition of Tarus,” and Note 16, “Related Party Transactions – Share Exchange Agreement – iOx,” respectively, for further discussions.